CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Noncurrent assets [abstract]
Property, plant and equipment	$ 69,953	$ 65,262
Intangible assets	10,738	9,672
Equity accounted investments	1,442	2,863
Deferred tax assets	3,881	3,304
Pension assets	1,093	831
Derivative financial instruments	1,365	1,032
Financial investments	3,600	2,455
Prepayments and financial receivables	1,214	1,033
Total non-current assets	93,285	86,452
Current assets [abstract]
Inventories	3,363	2,144
Trade and other receivables	8,233	8,998
Derivative financial instruments	578	318
Financial investments	7,426	7,041
Cash and cash equivalents	5,177	7,556
Total current assets	24,778	26,056
Assets classified as held for sale	0	0
Total assets	118,063	112,508
Equity [abstract]
Shareholders equity	41,139	42,970
Non-controlling interests	20	19
Total equity	41,159	42,990
Noncurrent liabilities [abstract]
Finance debt	24,945	23,264
Deferred tax liabilities	9,410	8,671
Pension liabilities	3,867	3,820
Provisions	17,951	15,952
Derivative financial instruments	1,173	1,207
Total non-current liabilities	57,346	52,914
Current liabilities [abstract]
Trade, other payables and provisions	10,450	8,369
Current tax payable	3,699	4,654
Finance debt	4,087	2,463
Dividend payable	859	766
Derivative financial instruments	462	352
Total current liabilities	19,557	16,605
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	76,904	69,519
Total equity and liabilities	$ 118,063	$ 112,508